Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 142,057	$ 257,943	$ 253,291	$ 222,864
Equity method investments	1,153,874	1,067,783
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,186,968	1,220,355
Long-term debt	1,379,642	1,472,213
Finance lease, liability	1,268,990	1,340,922
Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	10,418	35,871
Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	2,900	3,800
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and advances to equity-accounted joint ventures (note 7)	105,641	116,632
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	317,860	352,260
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	142,057	257,943
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,268,990	1,340,922
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,061,782	1,119,953
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	3,896	0
Derivative Liability	26,802	75,468
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,201	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	14,654	20,022
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	10,418
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	9,813	0
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	0	40,717
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	325,873	359,581
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	142,057	257,943
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,332,044	1,456,927
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,093,400	1,137,050
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	3,896	0
Derivative Liability	26,802	75,468
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,201	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	14,654	20,022
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	10,418
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	9,813	0
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	$ 0	$ 40,717